Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Jun. 30, 2023
Interest rate risk [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Summary of Judgments of Reasonably Possible Movements

At June 30, 2023, 2022 and 2021, if interest rates moved, with all variables held constant, post tax (loss)/profit and equity would have been affected as illustrated in the following table:

	Post tax (loss)/profit impact
	2023	2022	2021

	US$	US$	US$
Judgments of reasonably possible movements
+0.50% (50 basis points) (2022:+0.50%)	270,059	114,859	359,442
-0.50% (50 basis points) (2022:-0.50%)	(270,059)	(114,859)	(359,442)

Currency Risk
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Summary of Judgments of Reasonably Possible Movements

At June 30, 2023, 2022 and 2021, had the United States dollar moved with all other variables held constant, post tax (loss) profit and equity would have been affected as illustrated in the table below:

	Post tax (loss)/profit impact
	2023	2022	2021

	US$	US$	US$
Judgments of reasonably possible movements
Consolidated
AUD/USD +10% (2022:+10%)	(3,847,285)	(2,119,834)	(2,538,062)
AUD/USD -10% (2022:-10%)	4,702,237	2,590,908	3,102,076

Summary of Exposure to Foreign Currency Risk

At the reporting date, the Group has the following exposure to foreign currencies. :

	Consolidated
2023	AUD	EURO	GBP	CAD
Financial assets
Cash	55,307,319
Receivables	6,290,086
Financial liabilities
Payables	(1,187,459)	(53,332)	(3,166)	(136,689)
Other financial liabilities
Net exposure	60,409,946	(53,332)	(3,166)	(136,689)

	Consolidated
2022	AUD	EURO	GBP	CAD
Financial assets
Cash	26,697,582	—	—	—
Receivables	7,827,565	—	—	—
Financial liabilities
Payables	(1,213,469)	(435,698)	(3,037)	(13,419)
Other financial liabilities	—	—	—	—
Net exposure	33,311,678	(435,698)	(3,037)	(13,419)